Property and equipment, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property and equipment, net
Property and equipment, gross	$ 20,262,360	$ 21,933,281
Less: accumulated depreciation	(14,420,101)	(11,234,271)
Impairment	(5,760,944)
Property and equipment, net	81,315	10,699,010
Impairment of long-lived assets	5,749,384	0
Additions to property and equipment	0	775,594
Disposals of property and equipment	0	59,754
Depreciation expenses	4,033,569	4,185,532	$ 3,689,815
Server hardware
Property and equipment, net
Property and equipment, gross	20,050,414	21,703,857
Vehicles
Property and equipment, net
Property and equipment, gross	$ 211,946	$ 229,424